COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)					3 Months Ended	12 Months Ended
	Mar. 21, 2025	Dec. 10, 2024	Apr. 01, 2024	Jan. 29, 2024	Mar. 31, 2025	Dec. 31, 2024	Nov. 25, 2024	Dec. 31, 2023	Sep. 15, 2021	Apr. 30, 2020
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Merger termination fees				$ 250,000
Lease term			9 months
Payments for rent		$ 2,250	$ 3,600		$ 2,250
Litigation expense					$ 18,500	$ 18,500
Common stock, par value					$ 0.0002	$ 0.0002	$ 0.0002	$ 0.0002	$ 0.00005	$ 0.0001
Securities Purchase Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Purchase amount	$ 4,000,000
Common stock, par value	$ 0.0002
Principal amount	$ 4,330,000
Original issue discount	320,000
Transaction expenses	$ 10,000
Shares issued for commitment fee	62,500
Securities Purchase Agreement [Member] | Common Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Purchase amount	$ 40,000,000